STARBOARD INVESTMENT TRUST
116 South Franklin Street
Rocky Mount, North Carolina 27804
252-972-9922

March 16, 2022

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Re:	Arin Large Cap Theta Fund, a series of the Starboard Investment Trust File Nos. 333-159484 and 811-22298

Ladies and Gentlemen:
Enclosed herewith for filing on behalf of the Starboard Investment Trust, pursuant to: (i) the Securities Act of 1933 and Rule 485(b) thereunder; (ii) the Investment Company Act of 1940; and (iii) Regulation S-T, please find Post-Effective Amendment No. 415 to the Registration Statement of the Trust.
This amendment is being filed for the purpose of enhancing the disclosure in the prospectus to provide additional detail regarding the investment strategy of the Arin Large Cap Theta Fund.

If you have any questions concerning the foregoing, please contact the undersigned at 252-984-3807.

Yours truly,

/s/ Tracie A. Coop
Tracie A. Coop, Secretary